Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
43,550	iShares 20+ Year Treasury Bond ETF	$ 5,898,847	2.0
57,140	iShares Core S&P Small-Cap ETF	6,201,404	2.1
26,367	iShares Core U.S. Aggregate Bond ETF	3,001,356	1.0
174,461	Schwab U.S. TIPS ETF	10,670,035	3.5
54,037	Vanguard Value ETF	7,103,704	2.4

	Total Exchange-Traded Funds
	(Cost $29,287,162)	32,875,346	11.0

MUTUAL FUNDS: 88.9%
	Affiliated Investment Companies: 88.9%
916,050	Voya Global Bond Fund - Class R6	8,784,923	2.9
1,869,123	Voya High Yield Bond Fund - Class R6	14,952,986	5.0
7,137,250	Voya Intermediate Bond Fund - Class R6	73,156,812	24.4
133,637	Voya Large-Cap Growth Fund - Class R6	7,470,312	2.5
430,794	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,444,677	2.1
434,144	Voya Multi-Manager International Equity Fund - Class I	5,917,388	2.0
1,719,738	Voya Multi-Manager International Factors Fund - Class I	18,143,234	6.0
2,991,930	Voya Short Term Bond Fund - Class R6	29,859,462	9.9
514,162	Voya U.S. High Dividend Low Volatility Fund - Class R6	7,008,025	2.3
694,136	Voya U.S. Stock Index Portfolio - Class I	13,945,190	4.6
3,452,490	VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,602,506	13.9
136,002	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,865,559	1.0
933,733	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	30,775,846	10.3
54,358	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,983,188	2.0

	Total Mutual Funds
	(Cost $242,690,908)	266,910,108	88.9

	Total Investments in Securities (Cost $271,978,070)	$ 299,785,454	99.9
	Assets in Excess of Other Liabilities	391,396	0.1
	Net Assets	$ 300,176,850	100.0

(1)	Non-income producing security.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,875,346	$–	$–	$32,875,346
Mutual Funds	266,910,108	–	–	266,910,108
Total Investments, at fair value	$299,785,454	$–	$–	$299,785,454
Other Financial Instruments+
Futures	108,855	–	–	108,855
Total Assets	$299,894,309	$–	$–	$299,894,309

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,208,164	$430,083	$(353,648)	$(499,676)	$8,784,923	$101,334	$8,008	$-
Voya High Yield Bond Fund - Class R6	15,351,134	379,562	(579,740)	(197,970)	14,952,986	203,182	67,119	-
Voya Intermediate Bond Fund - Class R6	75,845,948	3,971,811	(3,539,797)	(3,121,150)	73,156,812	588,402	197,323	-
Voya Large-Cap Growth Fund - Class R6	7,646,044	166,274	(239,283)	(102,723)	7,470,312	-	62,097	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,219,711	403,141	(291,916)	113,741	6,444,677	-	77,914	-
Voya Multi-Manager International Equity Fund - Class I	6,112,977	42,466	(299,985)	61,930	5,917,388	-	130,888	-
Voya Multi-Manager International Factors Fund - Class I	18,273,439	127,397	(664,945)	407,343	18,143,234	-	138,831	-
Voya Short Term Bond Fund - Class R6	30,565,932	559,163	(1,168,871)	(96,762)	29,859,462	150,572	36,651	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,932,168	113,549	(497,868)	460,176	7,008,025	-	79,649	-
Voya U.S. Stock Index Portfolio - Class I	14,606,353	94,464	(1,240,801)	485,174	13,945,190	-	318,164	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	42,745,645	766,724	(1,641,581)	(268,282)	41,602,506	-	343,053	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,231,195	1,008,433	(522,662)	148,593	2,865,559	-	192,602	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	30,753,381	522,839	(1,462,315)	961,941	30,775,846	-	274,301	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,107,132	56,130	(236,308)	56,234	5,983,188	-	102,598	-
	$272,599,223	$8,642,036	$(12,739,720)	$(1,591,431)	$266,910,108	$1,043,490	$2,029,198	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	06/18/21	$3,769,030	$60,494
			$3,769,030	$60,494
Short Contracts:
Mini MSCI EAFE Index	(28)	06/18/21	(3,068,800)	27,947
U.S. Treasury 10-Year Note	(6)	06/21/21	(785,625)	20,414
			$(3,854,425)	$48,361

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $276,217,800.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 30,154,228
Gross Unrealized Depreciation	(6,477,719)
Net Unrealized Appreciation	$ 23,676,509